STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)																					3 Months Ended						9 Months Ended		12 Months Ended
	Aug. 05, 2025	Jul. 23, 2025	Jul. 17, 2025	Jul. 16, 2025	Jul. 10, 2025	Jul. 01, 2025	Jun. 30, 2025	Jun. 29, 2025	Jun. 11, 2025	May 29, 2025	May 27, 2025	Apr. 30, 2025	Apr. 28, 2025	Jan. 05, 2025	Dec. 13, 2024	Dec. 12, 2024	May 16, 2024	May 14, 2024	Apr. 11, 2024	Mar. 29, 2024	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Preferred stock, shares authorized																					8,500,000						8,500,000		8,500,000	8,500,000
Common stock, shares authorized																					490,000,000						490,000,000		490,000,000	490,000,000
Common stock, par value																					$ 0.0001						$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares issued																					41,959,958						41,959,958		12,455,252	3,500,000
Common stock, shares outstanding																					41,959,958						41,959,958		12,455,252	3,500,000
Common stock, value																										$ 35,000			$ 35,000
Debt discount amortized charge																													35,000
Interest expense																											$ 1,437,375		35,000
Advisory fee																			$ 300,000
Price per share													$ 1.15
Common stock voting rights																											Common stockholders of record are entitled to one vote for each share held on all matters to be voted on by stockholders. Holders of Class B common stock and holders of Class A common stock will vote together as a single class, except as required by applicable law or stock exchange rule.
Shares issued for financing incentive													$ 1,437,500																25,000
Debt discount on convertible note																					$ 0		$ 156,399				$ 0		280,457
Professional fees																					532,963			$ 124,800			$ 1,350,749	$ 311,637	438,461	$ 349,031
Shares issued for conversion of preferred series C shares							$ 30,638,517															$ 30,638,517
Consulting services																					$ 377,678	$ 124,472	58,125		$ 6,125				$ 6,125
Streeterville Capital LLC [Member]
Class of Stock [Line Items]
Debt discount on convertible note												$ 1,437,375
Converted principal and accrued interest		$ 2,545,500		$ 150,000	$ 162,500				$ 125,000	$ 767,000
Four Non Employee Directors [Member]
Class of Stock [Line Items]
Stock-based compensation expense						$ 97,964
Two Individuals [Member]
Class of Stock [Line Items]
Share price														$ 2.51
Stock based compensation expense														$ 29,700
Stock-based compensation expense			$ 33,540
Chief Revenue Officer [Member]
Class of Stock [Line Items]
Share price												$ 1.22
Stock based compensation expense												$ 47,905
Professional fees			62,500									$ 62,500
Stock-based compensation expense			$ 68,153
Director Agreements [Member]
Class of Stock [Line Items]
Share price												$ 1.22		$ 2.51
Stock based compensation expense												$ 76,567		$ 28,425
Exchange Agreement [Member]
Class of Stock [Line Items]
Shares issued for conversion of preferred series C shares											$ 30,638,517
Common Stock [Member]
Class of Stock [Line Items]
Share price																			$ 0.025
Shares issued for note extension with related party, shares																			50,000							1,400,000			1,400,000
Common stock, value																			$ 1,250							$ 140			$ 140
Shares converted																					2,286,400	713,600					3,000,000
Shares cancelled																													850,000
Shares issued for financing incentive																													$ 100
Shares issued for conversion of preferred series C shares, shares																						26,079,868
Shares issued for conversion of preferred series C shares																						$ 2,608
Consulting services																					$ 30	$ 10	$ 2		$ 25				$ 25
Common Stock [Member] | Exchange Agreement [Member]
Class of Stock [Line Items]
Shares issued for conversion of preferred series C shares, shares											6,519,967
Series C Redeemable Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																					7,500,000						7,500,000		7,500,000
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																					1,000,000						1,000,000		1,000,000
Share price																					$ 10.00						$ 10.00		$ 10.00
Trigger event bid price description																											(a) if no Trigger Event (as defined below) has occurred, 100% of the average of the 5 lowest closing bid prices of the IAC common stock during the 10 days preceding the conversion notice date (the “Measurement Period”), not to exceed 100% of the lowest sales price on the last day of the Measurement Period, or (b) following any Trigger Event, 50.0% of the average of the lowest closing bid prices of the common stock during the Measurement Period, not to exceed 50.0% of the lowest sales price on the last day of such Measurement Period. “Trigger Event” generally means (a) a failure of a holder of Series C Preferred Stock to receive conversion shares when required or any agreement between IAC and the Series C Preferred Stockholder that is either (x) related to the payment of cash or delivery of conversion shares, or (y) curable, has not occurred before, and is not cured within 5 trading days of notice; (c) IAC’s suspension from trading or delisting from its principal trading exchange or market; (d) notification of an intention for IAC or its transfer agent not to comply with a conversion notice; (e) IAC’s bankruptcy, insolvency, reorganization, liquidation or similar proceedings; (f) the appointment of a custodian, receiver or similar official for IAC; (g) the entry of judgments against IAC in excess of $500,000 which are not stayed or satisfied within 30 days of entry; (h) IAC’s failure to comply with reporting requirements of Securities Exchange Act; (i) the initiation of any regulatory, administrative or enforcement proceeding against IAC; or (j) any material provision of the designation of the Series C Preferred Stock ceases to be valid or is contested.		(a) if no Trigger Event (as defined below) has occurred, 100% of the average of the 5 lowest closing bid prices of the IAC common stock during the 10 days preceding the conversion notice date (the “Measurement Period”), not to exceed 100% of the lowest sales price on the last day of the Measurement Period, or (b) following any Trigger Event, 50.0% of the average of the lowest closing bid prices of the common stock during the Measurement Period, not to exceed 50.0% of the lowest sales price on the last day of such Measurement Period. “Trigger Event” generally means (a) a failure of a holder of Series C Preferred Stock to receive conversion shares when required or any agreement between IAC and the Series C Preferred Stockholder that is either (x) related to the payment of cash or delivery of conversion shares, or (y) curable, has not occurred before, and is not cured within 5 trading days of notice; (c) IAC’s suspension from trading or delisting from its principal trading exchange or market; (d) notification of an intention for IAC or its transfer agent not to comply with a conversion notice; (e) IAC’s bankruptcy, insolvency, reorganization, liquidation or similar proceedings; (f) the appointment of a custodian, receiver or similar official for IAC; (g) the entry of judgments against IAC in excess of $500,000 which are not stayed or satisfied within 30 days of entry; (h) IAC’s failure to comply with reporting requirements of Securities Exchange Act; (i) the initiation of any regulatory, administrative or enforcement proceeding against IAC; or (j) any material provision of the designation of the Series C Preferred Stock ceases to be valid or is contested.
Shares issued for note extension with related party, shares															7,500,000
Fair value															$ 71,809,025
Series C Preferred Stock [Member] | Exchange Agreement [Member] | William Alessi [Member]
Class of Stock [Line Items]
Shares issued for note extension with related party, shares											3,200,000
Series C Preferred Stock [Member] | Exchange Agreement [Member] | The WRAT 2023 Irrevocable Trust [Member]
Class of Stock [Line Items]
Shares issued for note extension with related party, shares											800,000
Series C Preferred Stock [Member] | Exchange Agreement [Member] | The Janet Alessi 2023 Irrevocable Trust [Member]
Class of Stock [Line Items]
Shares issued for note extension with related party, shares											800,000
Series C Preferred Stock [Member] | Exchange Agreement [Member] | The Isabella Alessi 2023 Irrevocable Trust [Member]
Class of Stock [Line Items]
Shares issued for note extension with related party, shares											800,000
Series C Preferred Stock [Member] | Exchange Agreement [Member] | The Kim Alessi Richter Irrevocable Trust [Member]
Class of Stock [Line Items]
Shares issued for note extension with related party, shares											800,000
Common Class A [Member]
Class of Stock [Line Items]
Share price																				$ 0.025
Common stock, shares authorized																													200,000,000	200,000,000
Common stock, par value																													$ 0.0001	$ 0.0001
Common stock, shares issued																					12,455,252						12,455,252		12,455,252	3,500,000
Common stock, shares outstanding																					12,455,252						12,455,252		12,455,252	3,500,000
Shares issued for note extension with related party, shares															2,334,092					1,400,000							2,200,000		2,200,000
Common stock, value																				$ 35,000
Shares converted																			50,000
Common Class A [Member] | Streeterville Capital LLC [Member]
Class of Stock [Line Items]
Share price												$ 1.15
Common stock, shares issued		2,036,400		120,000	130,000				100,000	613,600		1,250,000
Shares issued for financing incentive												$ 125
Shares issued for reourchased	$ 125
Common Class A [Member] | Four Non Employee Directors [Member]
Class of Stock [Line Items]
Common stock, shares issued						21,113
Price per share						$ 1.16
Common Class A [Member] | JanBella [Member]
Class of Stock [Line Items]
Share price															$ 9.50
Shares issued for note extension with related party, shares															1,392,308
Common stock, value															$ 13,226,926			$ 13,226,926
Common Class A [Member] | Two Individuals [Member]
Class of Stock [Line Items]
Common stock, shares issued			26,000											11,000
Price per share			$ 1.29
Common Class A [Member] | Chief Revenue Officer [Member]
Class of Stock [Line Items]
Common stock, shares issued			52,832									39,266
Price per share			$ 1.29
Common Class A [Member] | Noteholder [Member]
Class of Stock [Line Items]
Common stock, shares issued			138,000
Price per share			$ 1.29
Converted principal and accrued interest			$ 16,042
Consulting services			$ 178,020
Common Class A [Member] | Pickwick Capital Partners LLC [Member]
Class of Stock [Line Items]
Share price																		$ 0.025
Shares issued for note extension with related party, shares																		195,000
Common stock, value																		$ 4,875
Common Class A [Member] | Polar Multi Strategy Master Fund [Member]
Class of Stock [Line Items]
Shares issued for note extension with related party, shares															5,767,944
Common stock, value																	$ 25,000
Shares issued																	1,000,000
Price per share																	$ 0.025
Shares cancelled																850,000	850,000
Common Class A [Member] | Director Agreements [Member]
Class of Stock [Line Items]
Common stock, shares issued												15,690		2,632
Common Class A [Member] | Exchange Agreement [Member]
Class of Stock [Line Items]
Shares issued for conversion of preferred series C shares, shares								26,079,868			26,079,868
Common Class A [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares authorized																					200,000,000						200,000,000		200,000,000
Common stock, par value																					$ 0.0001						$ 0.0001		$ 0.0001
Common stock, shares issued																					41,959,958						41,959,958		12,455,252
Common stock, shares outstanding																					41,959,958						41,959,958		12,455,252
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized																					20,000,000						20,000,000		20,000,000	20,000,000
Common stock, par value																					$ 0.0001						$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares issued																					0						0		0	0
Common stock, shares outstanding																					0						0		0	0
Common stock voting rights																													one